Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets [abstract]
Intangible assets
7.	Intangible assets

Intangible assets as at June 30, 2026, are as follows:

Cost	Lucid
$
As at December 31, 2025, and June 30, 2026	6,314,571

Accumulated amortization	$
As at December 31, 2025	1,801,364
Amortization	208,603
As at June 30, 2026	2,009,967

Net book value
As at June 30, 2026	4,304,604
As at December 31, 2025	4,513,207

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.